June 21, 2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

                     Re:                  Incapital Unit Trust, Series 28
File No. 333-188314

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.  Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on June 20, 2013.

Incapital LLC

By: /s/ Thomas Belka
Executive Director